INVENTORY (Tables)	6 Months Ended
Jun. 30, 2022
INVENTORY (Tables)
Schedule of inventory
	June 30,	December 31,
	2022	2021
Raw materials	$63,960	$-
Work in process	-	-
Finished goods	108,350	39,461
Inventory, net	$172,310	$39,461